Corgi Natural Gas Power & Turbines ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace Product and Parts Manufacturing - 5.6%
Woodward, Inc.	1,581	$ 672,621

Agriculture, Construction, and Mining Machinery Manufacturing - 15.6%
Caterpillar, Inc.	1,767	1,881,678

Architectural and Structural Metals Manufacturing - 3.9%
Chart Industries, Inc. (a)	2,232	466,354

Electric Power Generation, Transmission and Distribution - 10.9%
GE Vernova, Inc.	1,116	1,311,144

Electrical Equipment Manufacturing - 5.4%
Generac Holdings, Inc. (a)	2,232	653,552

Engine, Turbine, and Power Transmission Equipment Manufacturing - 4.4%
Cummins, Inc.	744	530,628

Management, Scientific, and Technical Consulting Services - 4.6%
Eaton Corp. PLC	1,302	554,808

Natural Gas Distribution - 15.6%
Cheniere Energy, Inc.	2,232	533,470
Clean Energy Fuels Corp. (a)	100,533	206,093
Kinder Morgan, Inc.	18,042	576,803
ONEOK, Inc.	6,510	565,979
		1,882,345

Office Administrative Services - 3.8%
Baker Hughes Co.	8,277	459,374

Other Fabricated Metal Product Manufacturing - 2.4%
Curtiss-Wright Corp.	372	281,887

Other Financial Investment Activities - 0.9%
New Fortress Energy, Inc. (a)	302,901	109,983

Other General Purpose Machinery Manufacturing - 3.5%
Flowserve Corp.	5,580	413,813

Other Heavy and Civil Engineering Construction - 3.8%
Fluor Corp. (a)	8,742	457,993

Other Specialty Trade Contractors - 4.3%
Argan, Inc.	651	519,856

Support Activities for Mining - 11.6%
Archrock, Inc.	10,974	446,752
Kodiak Gas Services, Inc.	5,952	447,174
Natural Gas Services Group, Inc.	5,952	256,769

TechnipFMC PLC	3,627		240,470
			1,391,165

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.9%
Donaldson Co., Inc.	1,209		108,532
TOTAL COMMON STOCKS (Cost $10,744,429)			11,695,733

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	342,084		342,084
TOTAL MONEY MARKET FUNDS (Cost $342,084)			342,084

TOTAL INVESTMENTS - 100.0% (Cost $11,086,513)			12,037,817
Liabilities in Excess of Other Assets - (0.0)% (c)		0.00000	(4)
TOTAL NET ASSETS - 100.0%			$ 12,037,813

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Natural Gas Power & Turbines ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 11,695,733	$ –	$ –	$ 11,695,733
Money Market Funds	342,084	–	–	342,084
Total Investments	$ 12,037,817	$ –	$ –	$ 12,037,817

Refer to the Schedule of Investments for further disaggregation of investment categories.